Stockholders' Deficit	12 Months Ended
Oct. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	Stockholders’ Deficit

Common Stock

Between November 1, 2010 and January 31, 2011, the Company issued a total of 75,000 common shares to a consultant pursuant to a consulting arrangement. Such shares were issued at $0.01 per share and were expensed at a total cost of $750.

Between November 2, 2010 and October 21, 2011, the Company issued a total of 271,546,796 shares of common stock upon the conversion of $372,365 in convertible notes and $13,651 in interest at prices ranging from $0.0004 to $0.0075 per share.

Between November 5, 2010 and October 25, 2011, Dutchess Opportunity Fund purchased 18,577,834 shares of common stock at prices ranging from $0.004 and $0.013 per share under the terms of the May 4, 2010 Securities Purchase Agreement. The Company received net proceeds of $102,226 over the eleven separate sale transactions.

Effective on February 5, 2011, the Board of Directors approved the establishment of the Company’s 2011 Employee Benefit Plan, authorizing the issuance of up to 15 million shares to employees, directors, officers, consultants, or advisors of the Company who are determined to be eligible to receive an option or stock award under the plan. During the twelve months ended October 31, 2011, the Board authorized the issuance of all 15 million shares under the Plan to five consultants for legal, administrative and marketing services rendered. The shares were issued at prices ranging from $0.004 to $0.01 per share and the Company expensed a total of $96,000 in legal and consulting fees. Of such shares and expense, 6,000,000 were issued to the Company’s Chief Executive Officer, Michael W. Brennan at a cost of $36,000.

On June 1, 2011, the Company issued 600,000 shares of restricted common stock as partial consideration for a $30,000 convertible term loan received from one lender. The number of shares issuable was determined by dividing the principal amount of the loan by the greater of $0.05 per share or the fair market value on the loan date. The value of the shares was determined to be $0.003565 per share and $2,139 was recorded as interest expense.

On June 1, 2011, the Board of Directors authorized an issuance of 3,000,000 shares of common stock to Victor Hollander, Chief Financial Officer, for services rendered. The total fair market value of the shares was $18,000, or $0.006 per share.

During the twelve months ended October 31, 2011, pursuant to his compensation arrangement, Mr. Brennan received 600,000 shares of the Company’s common stock with an aggregate fair market value of $5,385 issued at prices ranging from $0.01 to $0.0045 per share and options to purchase 100,000 shares of common stock with a fair market value of $29.

Redeemable Preferred Stock

The redeemable preferred stock, issued in 1987 to the then holders of the common and Class B common stock, had a redemption date in 1991. The redeemable preferred stock has not been redeemed due to a lack of “legally available funds.”  These shares must be redeemed by the Company as soon as possible for $0.01 per share at any time the Company has the “legally available funds” for the redemption. There was a conversion feature to this redeemable preferred stock, which, with the passing of time, has lapsed. The Company believes the definition of “legally available funds” to be the amount under California law from which dividends could be paid by a corporation that does not have retained earnings. In general, California law provides that to the extent a corporation’s assets, excluding intangible and deferred assets, are at least equal to (a) the amount of the proposed distribution, and (b) 1.25 times its liabilities, excluding deferred taxes, deferred income, and deferred credits, a corporation may pay dividends. Under this definition, the Company had “legally available funds” as of October 31, 2000 and 1999. As a result, the Company is in default under the redemption provisions of the redeemable preferred stock.

The redeemable preferred stock is not assignable or transferable, except upon death or upon approval of a majority of the members of the Board of Directors not holding such shares and is not entitled to receive any dividends.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of Preferred Stock, $1.00 par value. The terms of the Preferred Stock, or any series thereof, may be determined from time to time by the Board of Directors. Such shares may be convertible into Common Stock and may have rank superior to the Common Stock in the payment of dividends, liquidation rights, voting and other rights, preferences and privileges. Future shares of Preferred Stock may be issued by the Company without submitting a proposal regarding the issuance of such shares to a vote of holders of Common Stock. The Company in the future could issue Preferred Stock in a situation designed to discourage a tender offer. The Company has no present plans to issue any shares of Preferred Stock.

In January 2001, the Board of Directors authorized 250,000 shares of Series C preferred stock. Each share of Series C preferred stock is convertible at the option of the holder into four (4) shares of common stock. As of October 31, 2011, there were no shares of Series C preferred stock issued or outstanding.

Also in January 2001, the Board of Directors authorized 500,000 shares of Series D preferred stock each of which is convertible into two (2) shares of common stock at the option of the holder. There were no shares of Series D preferred stock issued or outstanding at October 31, 2011.

Voting Rights

Each share of the Company’s common stock and redeemable preferred stock is entitled to one vote per share. Shares of the Company’s Series C and Series D convertible preferred stock carry no voting rights.

Liquidation Preferences

In the event of liquidation or dissolution of the Company, the holders of the common stock and redeemable preferred stock shall be entitled to receive an equal amount per share, provided, however, in no instance shall a share of redeemable preferred stock receive more than $0.01 per share.

In any liquidation or dissolution of the Company, the holder of the Series C convertible preferred stock will be entitled to a liquidation preference of $4 per share.

In any liquidation or dissolution of the Company, the holder of the Series D convertible preferred stock will be entitled to a liquidation preference of $2 per share.